STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) (USD $)	3 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Jan. 31, 2010	Jul. 31, 2009
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
Distribution paid (in dollars per unit)	$ 1.12	$ 0.60	$ 0.05	$ 0.91	$ 0.80	$ 0.125	$ 0.22	$ 0.38
Distributions declared (in dollars per unit)	$ 0.76			$ 0.65			$ 0.55